Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
20.	SUBSEQUENT EVENTS

On January 16, 2014, the Company granted 177,600 options to employees of the Company with an exercise price of US$2.20 under the 2011 Plan. The option grants have a contractual term of ten years. 57,600 options will vest over a period from January 16, 2014 to January 16, 2017, with 25% of the awards vesting on January 16, 2014 and the remainder of the awards vesting on an annual basis each January 16, thereafter; and 120,000 options will vest over a period from January 1, 2015 to January 1, 2018, with 25% of the awards vesting on January 1, 2015 and the remainder of the awards vesting on an annual basis each January 1, thereafter.

On January 29, 2014, the Company paid off the outstanding payable related to the West Crest Limited Share Purchase.

In March 2014, the Company changed the name of Prbrownies Marketing Limited to Autohome Media Limited.